Consolidated Statements of Shareholders’ Equity - USD ($)		Common Stock		Management Shares	Subscription Receivable	Additional Paid in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total
Balance at Sep. 30, 2022		$ 13,125	[1]		$ (13,125)	$ 128,205		$ 770,938	$ 899,143
Balance (in Shares) at Sep. 30, 2022	[1]	65,625
Net income for the year			[1]					1,077,392	1,077,392
Dividends declared			[1]					(1,474,359)	(1,474,359)
Balance at Sep. 30, 2023		$ 13,125	[1]		(13,125)	128,205		373,971	502,176
Balance (in Shares) at Sep. 30, 2023		65,625	[1]
Net income for the year			[1]					1,339,008	1,339,008
Share issued in initial public offering		$ 1,500	[1]			2,962,556			2,964,056
Share issued in initial public offering (in Shares)		7,500	[1]
Shares issued to Square Gate relating to ELOC		$ 306	[1]			363,980			364,286
Shares issued to Square Gate relating to ELOC (in Shares)	[1]	1,531
Balance at Sep. 30, 2024		$ 14,931	[1]		(13,125)	3,454,741		1,712,979	$ 5,169,526
Balance (in Shares) at Sep. 30, 2024		74,656	[1]						74,656	[2]
Net income for the year			[1]					682,982	$ 682,982
Foreign currency translation adjustment			[1]				331		331
Shares issued to Square Gate as incentive		$ 48	[1]			36,740			36,788
Shares issued to Square Gate as incentive (in Shares)		239	[1]
Shares issued related to the Offering in June 2025		$ 21,739	[1]			4,125,298			4,147,037
Shares issued related to the Offering in June 2025 (in Shares)		108,696	[1]
Exercise of series B warrant		$ 268,510	[1]			(268,510)
Exercise of series B warrant (in Shares)		1,342,522	[1]
Management shares issued to Mr. Wai Yiu Yau			[1]	$ 20	(1,000)	980
Management shares issued to Mr. Wai Yiu Yau (in Shares)			[1]	100
Balance at Sep. 30, 2025		$ 305,228	[1]	$ 20	$ (14,125)	$ 7,349,249	$ 331	$ 2,395,961	$ 10,036,664
Balance (in Shares) at Sep. 30, 2025		1,526,113	[1]	100					1,526,113	[2]

[1]	Retrospectively applied for effect of Reverse stock split on July 21, 2025.
[2]	Retrospectively applied for effect of reverse stock split on July 21, 2025.